Description of business and basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Schedule of reconciliation of assets and liabilities

	Orange
	consolidation			O/w eliminations
	financial	O/w telecom		telecom activities
(in millions of euros)	statements	activities	O/w Orange Bank	/ bank
Non-current assets related to Orange Bank activities	1,464	—	1,464	—
Non-current financial assets	2,247	2,274	—	(27)	(1)
Non-current derivatives, assets	213	200	13	—
Current financial assets related to Orange Bank activities	3,269	—	3,421	(152)	(2)
Current financial assets	2,686	2,686	—	—
Current derivatives, assets	34	34	—	—
Cash and cash equivalents	5,810	5,333	477	—

Non-current liabilities related to Orange Bank activities	—	—	27	(27)	(1)
Non-current financial liabilities	26,293	26,293	—	—
Non-current derivatives, liabilities	1,002	929	73	—
Current financial liabilities related to Orange Bank activities	4,941	—	4,941	—
Current financial liabilities	6,030	6,182	—	(152)	(2)
Current derivatives, liabilities	34	34	—	—

(1)	Loan granted by Orange SA to Orange Bank.
(2)	Loan granted by Orange Bank to Orange SA within the framework of the repurchase agreement of OATs securities between Orange SA and Orange Bank.

Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Schedule of impact on the consolidated income statement

	December 31, 2017			December 31, 2016

		IFRS 15	Restated		IFRS 15	Restated
	Historical	application	data from	Historical	application	data from
(in millions of euros, except for per share data)	data	effect	IFRS 15	data	effect	IFRS 15
Revenues	41,096	(237)	40,859	40,918	(210)	40,708
Increase / decrease linked to the timing difference of the services revenue recognition (1)	—	(1,071)	—	—	(1,180)	—
Increase / decrease linked to the timing difference of the equipment sales revenue recognition (2)	—	958	—	—	1,080	—
Other (3)	—	(124)	—	—	(110)	—
External purchases	(18,475)	94	(18,381)	(18,281)	95	(18,186)
Increase / decrease linked to the capitalization ot the costs of obtaining a contract (4)	—	(28)	—	—	(17)	—
Other impacts (3)	—	122	—	—	112	—
Other operating income and expense	(17,704)	4	(17,700)	(18,560)	(45)	(18,605)
Operating income	4,917	(139)	4,778	4,077	(160)	3,917
Finance costs, net	(1,715)	—	(1,715)	(2,097)	—	(2,097)
Income tax (5)	(1,088)	36	(1,052)	(970)	19	(951)
Consolidated net income of continuing operations	2,114	(103)	2,011	1,010	(141)	869
Consolidated net income of discontinued operations	29	—	29	2,253	—	2,253
Consolidated net income	2,143	(103)	2,040	3,263	(141)	3,122
Net income attributable to owners of the parent company	1,906	(63)	1,843	2,935	(122)	2,813
Non-controlling interests	237	(40)	197	328	(19)	309
Earnings per share (in euros) attributable to parent company
Net income of continuing operations
basic	0.61	(0.03)	0.58	0.15	(0.05)	0.10
diluted	0.61	(0.03)	0.58	0.15	(0.05)	0.10
Net income of discontinued operations
basic	0.01	—	0.01	0.85	—	0.85
diluted	0.01	—	0.01	0.85	—	0.85
Net income
basic	0.62	(0.03)	0.59	1.00	(0.05)	0.95
diluted	0.62	(0.03)	0.59	1.00	(0.05)	0.95

(1)

For contracts combining a discounted sale of equipment and telecommunication services, revenue allocated to telecommunication services is lower due to the new revenue allocation method under IFRS 15 (i.e. allocation of revenue to all performance obligations in proportion to individual selling prices). The Group therefore recognized an adjustment to reflect this new revenue allocation

(2)

For the same offerings and again due to the change in the revenue allocation method, equipment revenue is higher to reflect the value of the asset that the customers receive at the beginning of the contract.

(3)	Mainly concerns the effects associated to a RAN sharing contract in Spain.
(4)

The Group pays sales commission and agent costs to distributors as part of obtaining firm contracts with customers. Previously booked in expenses when incurred, these costs are now capitalized and amortized over the contract term.

(5)	Effect on deferred tax recognition of the IFRS 15 impacts presented above and the adjustment of the recoverable amount of deferred tax assets.

Schedule of impact on the consolidated statement of financial position

			January 1,			January 1,			January 1,
	December 31,	IFRS 15	2016 restated	December 31,	IFRS 15	2017 restated	December 31,	IFRS 15	2018 restated
	2015 historical	application	data from	2016 historical	application	data from	2017 historical	application	data from
(in millions of euros)	data	effect	IFRS 15	data	effect	IFRS 15	data	effect	IFRS 15
Assets						IFRS 15
Goodwill (1)	27,071	(139)	26,932	27,156	(177)	26,979	27,095	(184)	26,911
Deferred tax assets	2,430	(293)	2,137	2,116	(269)	1,847	1,825	(239)	1,586
Total non-current assets	71,330	(432)	70,898	74,819	(446)	74,373	74,035	(423)	73,612
Other customer contract assets	—	1,442	1,442	—	1,335	1,335	—	1,204	1,204
Customer contract assets (2)	—	1,027	1,027	—	916	916	—	815	815
Costs of obtaining a contract (3)	—	294	294	—	273	273	—	250	250
Costs to fulfill a contract (4)	—	121	121	—	146	146	—	139	139
Other current assets	983	—	983	1,073	—	1,073	1,101	(7)	1,094
Prepaid expenses (4)	495	(122)	373	540	(146)	394	594	(139)	455
Total current assets	14,312	1,320	15,632	19,849	1,189	21,038	20,679	1,058	21,737
Assets held for sale	5,788	—	5,788	—	—	—	—	—	—
Total assets	91,430	888	92,318	94,668	743	95,411	94,714	635	95,349

Equity and liabilities
Total equity	33,267	815	34,082	33,174	671	33,845	32,942	570	33,512
Deferred tax liabilities	879	45	924	658	48	706	611	44	655
Total non-current liabilities	36,537	45	36,582	35,590	48	35,638	32,736	44	32,780
Trade payables	6,227	4	6,231	6,211	3	6,214	6,522	5	6,527
Customer contract liabilities (5)	—	2,121	2,121	—	2,071	2,071	—	2,021	2,021
Deferred income (5)	2,136	(2,097)	39	2,134	(2,050)	84	2,081	(2,005)	76
Total current liabilities	21,626	28	21,654	25,904	24	25,928	29,036	21	29,057
Total equity and liabilities	91,430	888	92,318	94,668	743	95,411	94,714	635	95,349

(1)

The new standard generates a change in the composition of the net carrying amount of tested assets of cash generating units. The net carrying amount of tested assets now includes the contract assets. This change led to the recognition of impairment losses on goodwill in Poland of (139) million euros as of January 1, 2016 and in Romania of (55) million euros in 2016.

(2)

The accelerated recognition of revenue resulting from the new revenue allocation method is reflected in the balance sheet by a contract asset recognized on signature of the contract for an amount corresponding in part to the discount granted to the customer on the equipment. This contract asset decreases over the enforceable period of the contract, to the extent the discount granted on the equipment is recovered each month through invoicing of the service contract. An impairment reflects the risk of non-recovery of the contract asset and depending on the geographical area, instances of fraud or churn where termination costs are not billed. To assess this risk, the countries determine a contract asset impairment rate according to the nature of the event and the relevant customer segment, using a historical statistical approach.

(3)

The Group pays sales commission and agent costs to distributors as part of obtaining firm contracts with customers. Previously booked in expenses when incurred, these costs are now capitalized and amortized over the contract term.

(4)	Prior to application of IFRS 15, costs of fulfilling a contract were recognized in prepaid expenses. They are now included in other assets related to contracts with customers.
(5)	As for prepaid expenses, deferred income relating to customer contracts was reclassified to liabilities related to contracts with customers. Residual deferred income are out of IFRS 15 scope.

Schedule of impact on the consolidated statement of cash flows

	December 31, 2017			December 31, 2016

		IFRS 15	Restated		IFRS 15	Restated
	Historical	application	data from	Historical	application	data from
(in millions of euros)	data	effect	IFRS 15	data	effect	IFRS 15
Consolidated net income	2,143	(103)	2,040	3,263	(141)	3,122
Non-monetary items and reclassified items for presentation
Impairment of goodwill	(20)	—	(20)	772	42	814
Change in provisions	(73)	(7)	(80)	(159)	(2)	(161)
Income tax	1,088	(36)	1,052	970	(19)	951
Changes in working capital
Increase (decrease) in trade payables	409	3	412	85	(1)	84
Changes in other customer contract assets and liabilities	—	112	112	—	66	66
Changes in other assets and liabilities	132	31	163	(762)	55	(707)
Net cash provided by operating activities (a)	10,174	—	10,174	8,750	—	8,750
Net cash used in investing activities (b)	(7,941)	—	(7,941)	(4,879)	—	(4,879)
Net cash used in financing activities (c)	(2,738)	—	(2,738)	(1,883)	—	(1,883)
Net change in cash and cash equivalents (a) + (b) + (c)	(505)	—	(505)	1,988	—	1,988

Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Schedule of impact on the consolidated statement of financial position

		December 31,
	December 31,	2017	IFRS 9 impacts	IFRS 9 impacts	Impacts of	January 1,
	2017 historical	IFRS 15	classification of	impairment of	IFRS 9	2018 restated
(in millions of euros)	data	restated data (1)	financial assets	financial assets	application	data
Non-current financial assets related to Orange Bank activities(2)	1,464	1,464	—	—	—	1,464
Assets available for sale	791	791	(791)	—	(791)	—
Assets at fair value through profit or loss	—	—	71	—	71	71
Assets held to maturity	611	611	(611)	—	(611)	—
Financial assets at amortized cost	62	62	549	—	549	611
Assets at fair value through other comprehensive income that may be reclassified to profit or loss	—	—	782	—	782	782
Non-current financial assets(2)	2,247	2,247	—	—	—	2,247
Assets available for sale	1,067	1,067	(1,067)	—	(1,067)	—
Assets at fair value through profit or loss	146	146	1,554	—	1,554	1,700
Financial assets at amortized cost	1,034	1,034	(695)	—	(695)	339
Assets at fair value through other comprehensive income that will not be reclassified to profit or loss	—	—	208	—	208	208
Deferred tax assets	1,825	1,586	—	5	5	1,591
Total non-current assets	74,035	73,612	—	5	5	73,617
Trade receivables	5,175	5,175	—	(22)	(22)	5,153
Current financial assets related to Orange Bank activities(2)	3,275	3,275	—	(6)	(6)	3,269
Assets available for sale	4	4	(4)	—	(4)	—
Assets held to maturity	4	4	(4)	—	(4)	—
Financial assets at amortized cost	3,096	3,096	4	(6)	(2)	3,094
Assets at fair value through profit or loss	171	171	—	—	—	171
Assets at fair value through other comprehensive income that may be reclassified to profit or loss	—	—	4	—	4	4
Total current assets	20,679	21,737	—	(28)	(28)	21,709
Total assets	94,714	95,349	—	(23)	(23)	95,326

Total equity	32,942	33,512	—	(23)	(23)	33,489
Total non-current liabilities	32,736	32,780	—	—	—	32,780
Total current liabilities	29,036	29,057	—	—	—	29,057
Total liabilities	94,714	95,349	—	(23)	(23)	95,326

(1) The effects of IFRS 15 application are described in Note 2.3.2.

(2) Financial assets and liabilities related to Orange Bank activities are isolated from those of telecom activities and include loans and receivables of Orange Bank in assets and debts related to Orange Bank activities in liabilities. These reclassifications have been applied to all presented periods since 2018.

Schedule of impact on consolidated shareholders' equity

	December 31,	December 31,
	2017	2017	IFRS 9 impacts	IFRS 9 impacts	Impacts of	January 1,
	historical	IFRS 15	classification of	impairment of	IFRS 9	2018 restated
(in millions of euros)	data	restated data (1)	financial assets	financial assets	application	data
Share capital	10,640	10,640	—	—	—	10,640
Share premiums and statutory reserve	16,859	16,859	—	—	—	16,859
Subordinated notes	5,803	5,803	—	—	—	5,803
Reserves	(2,339)	(1,851)	39	(19)	20	(1,831)
Other comprehensive income	(475)	(476)	(39)	—	(39)	(515)
o/w assets available for sale	56	56	(56)	—	(56)	—
o/w assets at fair value	—	—	17	—	17	17
o/w other comprehensive income	(531)	(530)	—	—	—	(530)
Total equity attributable to the owners of the parent company	30,488	30,975	—	(19)	(19)	30,956
Reserves	2,242	2,323	—	(4)	(4)	2,319
Other comprehensive income	212	214	—	—	—	214
o/w assets available for sale	(1)	(1)	1	—	1	—
o/w assets at fair value	—	—	(1)	—	(1)	(1)
o/w other comprehensive income	213	215	—	—	—	215
Total equity attributable to non-controlling interests	2,454	2,537	—	(4)	(4)	2,533
Total equity	32,942	33,512	—	(23)	(23)	33,489

(1)	The effects of IFRS 15 application are described in Note 2.3.2.